Expense Example	Calvert International Responsible Index Fund Class A 1 Year	Calvert International Responsible Index Fund Class A 3 Years	Calvert International Responsible Index Fund Class A 5 Years	Calvert International Responsible Index Fund Class A 10 Years	Calvert International Responsible Index Fund Class I 1 Year	Calvert International Responsible Index Fund Class I 3 Years	Calvert International Responsible Index Fund Class I 5 Years	Calvert International Responsible Index Fund Class I 10 Years	Calvert International Responsible Index Fund Class R6 1 Year	Calvert International Responsible Index Fund Class R6 3 Years	Calvert International Responsible Index Fund Class R6 5 Years	Calvert International Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class C 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 10 Years
USD ($)	528	667	818	1,258	30	122	222	517	27	112	206	480	523	645	779	1,169	226	415	725	1,398	25	99	181	421	19	83	153	358	523	660	809	1,243	25	114	213	501	22	105	196	464	523	650	788	1,190	25	104	190	444	19	88	162	381	523	664	818	1,264	25	119	222	524	20	106	200	474